INVENTORIES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Inventories [Abstract]
Wireless devices and accessories	$ 436	$ 399
Other finished goods and merchandise	99	80
Total inventories	535	479
Cost of equipment sales and merchandise for resale	$ 2,432	$ 2,207